PROBABILITIES VIT FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2021

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 59.7%
	EQUITY - 59.7%
4,590	Direxion Daily S&P 500 Bull 3X	$ 491,038
2,890	Invesco QQQ Trust Series 1	1,034,504
7,040	ProShares UltraPro Dow30	484,141
4,040	ProShares UltraPro QQQ	503,263
3,070	SPDR Dow Jones Industrial Average ETF Trust	1,038,551
2,630	Vanguard S&P 500 ETF	1,037,272
		4,588,769

	TOTAL EXCHANGE-TRADED FUNDS (Cost $4,346,255)	4,588,769

	TOTAL INVESTMENTS - 59.7% (Cost $4,346,255)	$ 4,588,769
	OTHER ASSETS IN EXCESS OF LIABILITIES- 40.3%	3,103,598
	NET ASSETS - 100.0%	$ 7,692,367

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt